Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone (215) 564-8000 Fax (215) 564-8120

Jamie M. Gershkow

jgershkow@stradley.com

(215) 564-8543

1933 Act Rule 497(e)

1933 Act File No. 333-104218

1940 Act File No. 811-21328

July 21, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-0505

Re:	SMA Relationship Trust (the “Trust”)
File Nos. 333-104218 and 811-21328

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”).  The XBRL exhibits reflect the Item 4 risk/return summary disclosure that was included in the supplement relating to the prospectus, dated May 1, 2017, for Series T, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on June 30, 2017 (Accession No. 0001680359-17-000291) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow